Redeemable Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 17, 2023 installment	Sep. 30, 2019 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized | shares			133,346	133,346	133,346
Redeemable convertible preferred stock, shares issued | shares			114,564	110,250	111,969
Redeemable convertible preferred stock, carrying value | $			$ 269,617	$ 258,371	$ 261,277
Extinguishment of promissory notes for Series F Reedamable Convertible Preferred Stock | $			$ (11,000)
Series E-1 redeemable convertible preferred stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized | shares			54,901	54,901	54,901	54,901
Redeemable convertible preferred stock, shares issued | shares			54,901	54,901	54,901	54,901
Redeemable convertible preferred stock, shares outstanding | shares			54,901	54,901	54,901	54,901
Redeemable convertible preferred stock, carrying value | $			$ 119,832	$ 119,752	$ 119,427	$ 119,009
Conversion rate			$ 1.57	$ 1.57	$ 1.57	$ 1.12
Preferred stock, dividend declared			0	0
Preferred stock, dividend paid			0	0
Original issue prices			2.20	2.20
Conversion price			1.57	1.57
Share conversion factors			$ 1.40	$ 1.40
Shares issued upon conversion | shares			77,132	77,132
Series E-1 redeemable convertible preferred stock | Forecast
Class of Stock [Line Items]
Number of annual installments in which stock may redeem | installment	3
Threshold period of written notice requesting redemption	60 days
Series F redeemable convertible preferred stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized | shares			78,445	78,445	78,445
Redeemable convertible preferred stock, shares issued | shares			59,663	55,349	57,068
Redeemable convertible preferred stock, shares outstanding | shares			59,663	55,349	57,068
Redeemable convertible preferred stock, carrying value | $			$ 149,785	$ 138,619	$ 141,850
Repurchase of Preferred Stock and Issuance of Promissory Note | $		$ 11,000
Repurchase of Preferred Stock and Issuance of Promissory Note (in shares) | shares		4,598
Payments for issuance of convertible notes | $		$ 722		$ 722
Conversion rate			$ 2.55	$ 2.55	$ 2.55
Preferred stock, dividend declared			0	0
Preferred stock, dividend paid			0	0
Original issue prices			2.55	2.55
Conversion price			2.55	2.55
Share conversion factors			$ 1.00	$ 1.00
Shares issued upon conversion | shares			59,664	55,349